Capital Stock - Summary of classes of share capital (Detail) - CAD ($) $ in Millions			12 Months Ended
	Jul. 27, 2022	Feb. 18, 2022	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued during period		147,957,790
Beginning balance			$ 958.4
Issue of equity			4.7
Ending balance			$ 963.9	$ 958.4
Normal Course Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchased During Period Shares				(3,364,262)
Stock Repurchased During Period Value				$ (31.2)
Substantial Issuer Bid [Member]
Disclosure of classes of share capital [line items]
Stock Repurchased During Period Shares	41,025,641			(41,025,641)
Stock Repurchased During Period Value				$ (388.4)
Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Shares			103,567,884	147,957,787
Ending balance, Shares			104,103,072	103,567,884
Number of shares issued during period			535,188
Beginning balance			$ 958.4	$ 1,378.0
Issue of equity			5.5
Ending balance			$ 963.9	$ 958.4